Finance Expenses, Net (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Finance Expenses Net Abstract [Abstract]
Finance income from contract asset in respect of concession arrangements	$ 10,294	$ 17,188	$ 24,310
Changes in the fair value of financial instruments measured at fair value through profit or loss	4,425	2,953	3,145
Finance income from hedge transactions	0	0	1,053
Finance income from loans to investee entities	1,765	1,166	1,487
Finance income from deposits in banks	9,833	1,669	0
Exchange differences	10,250	0	0
Other	232	365	338
Finance income	$ 36,799	$ 23,341	$ 30,333